Annual Total Returns [BarChart] - First Trust Mid Cap Growth AlphaDEX Fund - First Trust Mid Cap Growth AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2012	9.90%
2013	36.64%
2014	4.98%
2015	(1.20%)
2016	9.42%
2017	24.92%
2018	(7.36%)
2019	32.57%